Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 3 – Operating Assets and Liabilities

This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in Note 2.4. Assets related to Genmab’s financing activities are shown in section 4.

3.1 – Intangible Assets

	Licenses, Rights, and Patents
(DKK million)	2022	2021

Cost at January 1	891	891
Cost at December 31	891	891

Accumulated amortization and impairment at January 1	(637)	(553)
Amortization for the year	(70)	(84)
Impairment for the year	(38)	-
Accumulated amortization and impairment at December 31	(745)	(637)

Carrying amount of Intangible Assets at December 31	146	254

(DKK million)	2022	2021	2020
Amortization and impairment included in the income statement as follows:
Research and development expenses	108	84	131
Total	108	84	131

ACCOUNTING POLICIES

RESEARCH AND DEVELOPMENT PROJECTS

Internal and subcontracted research costs are charged in full to the income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable. Genmab has no internally generated intangible assets from development, as the criteria for recognition of an intangible asset are not met.

LICENSES AND RIGHTS

Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties. Payments to third parties under collaboration and license agreements are assessed to determine whether such payments should be expensed as incurred as research and development expenses or capitalized as an intangible asset.

Licenses and rights that meet the criteria for capitalization as intangible assets are measured at cost less accumulated amortization and any impairment losses. Milestone payments related to capitalized licenses and rights are accounted for as an increase in the cost to acquire licenses and rights.

Amortization

Amortization is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter. The amortization of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.

MANAGEMENT’S JUDGEMENTS AND ESTIMATES

Impairment

If circumstances or changes in Genmab’s operations indicate that the carrying amount of intangible assets may not be recoverable, management reviews the asset for impairment. The basis for the review is the recoverable amount of the intangible assets, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow generated from the intangible asset. If the carrying amount of an intangible asset is greater than the recoverable amount, the intangible asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified. Impairments on intangible assets are reviewed at each reporting date for possible reversal.

Amortization, impairment losses, and gains or losses on the disposal of intangible assets related to licenses and rights are recognized in the income statement as research and development expenses.

3.2 – Property and Equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2022
Cost at January 1	400	537	52	989
Additions for the year	5	118	181	304
Disposals for the year	(8)	(13)	-	(21)
Exchange rate adjustment	15	7	-	22

Cost at December 31	412	649	233	1,294

Accumulated depreciation and impairment at January 1	(90)	(278)	-	(368)
Depreciation for the year	(52)	(94)	-	(146)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	11	11	-	22
Accumulated depreciation and impairment at December 31	(132)	(363)	-	(495)
				.
Carrying amount at December 31	280	286	233	799

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2021
Cost at January 1	287	416	14	717
Additions for the year	29	120	111	260
Transfers between the classes	70	3	(73)	-
Disposals for the year	-	(9)	-	(9)
Exchange rate adjustment	14	7	-	21

Cost at December 31	400	537	52	989

Accumulated depreciation and impairment at January 1	(43)	(221)	-	(264)
Depreciation for the year	(46)	(64)	-	(110)
Exchange rate adjustment	(1)	(2)	-	(3)
Accumulated depreciation on disposals	-	9	-	9
Accumulated depreciation and impairment at December 31	(90)	(278)	-	(368)
				.
Carrying amount at December 31	310	259	52	621

		2022	2021	2020
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		108	93	69
Selling, general and administrative expenses		38	17	10

Total		146	110	79

Capital expenditures in 2022 and 2021 were primarily related to the expansion of our facilities in the Netherlands and the U.S. to support the growth in our product pipeline.

ACCOUNTING POLICIES

Property and equipment is comprised of leasehold improvements, assets under construction, and equipment, furniture and fixtures, which are measured at cost less accumulated depreciation and any impairment losses.

The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.

DEPRECIATION

Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

Depreciation commences when the asset is available for use, including when it is in the location and condition necessary for it to be capable of operating in the manner intended by management. The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.

IMPAIRMENT

If circumstances or changes in Genmab’s operations indicate that the carrying amount of property and equipment may not be recoverable, management reviews the asset for impairment.

The basis for the review is the recoverable amount of the asset, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow generated from the asset.

If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified.

3.3 - Leases

Genmab has entered into lease agreements with respect to office and laboratory space, and IT equipment. The expense, lease liability, and right-of-use assets balances related to IT equipment are immaterial. The leases are non-cancellable over various periods through 2038.

	December 31,	December 31,	December 31,
(DKK million)	2022	2021	2020

Right-of-use assets
Balance at January 1	354	283	177
Additions to right-of-use assets[1]	243	127	142
Depreciation charge for the year	(74)	(56)	(36)

Balance at December 31	523	354	283

Lease liabilities
Current	74	62	42
Non-current	523	363	277

Total lease liabilities	597	425	319
(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	88	70	53

Variable lease payments, short-term leases, lease interest expense, and sublease income are immaterial.

Future minimum payments under leases as of December 31, 2022, December 31, 2021, and December 31, 2020, are as follows:

(DKK million)	2022	2021	2020

Payment due
Less than 1 year	89	74	53
1 to 3 years	167	109	85
More than 3 years but less than 5 years	136	97	62
More than 5 years	271	207	194

Total	663	487	394

Future minimum payments under our leases with commencement dates after December 31, 2022 are not included in the table above.

Significant Leases Not Yet Commenced

During 2020, Genmab entered into a lease agreement with respect to the new headquarters in Denmark with a commencement date in March 2023 and is non-cancellable until March 2038. The total future minimum payments over the term of the lease are approximately DKK 339 million and estimated capital expenditures to fit out the space are approximately DKK 128 million.

ACCOUNTING POLICIES

All leases are recognized in the balance sheet as a right-of-use (“ROU”) asset with a corresponding lease liability, except for short-term leases in which the term is 12 months or less, or low-value leases.

ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis. In the income statement, lease costs are replaced by depreciation of the ROU asset recognized over the lease term in operating expenses, and interest expenses related to the lease liability are classified in financial items.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives. As Genmab’s leases generally do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended.

ROU assets are measured at cost and include the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement.

3.4 - Other Investments

	December 31,	December 31,
(DKK million)	2022	2021

Publicly traded equity securities	67	344
Fund investments	66	27

Total other investments	133	371

Other investments include investments in publicly traded common stock of companies, including common stock of companies with whom Genmab has entered into collaboration arrangements, as well as investments in certain strategic investment funds. The decrease in other investments was primarily driven by the decrease in fair value of Genmab’s investment in common shares of CureVac N.V (“CureVac”).

ACCOUNTING POLICIES

Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement within financial income or expense.

3.5 – Receivables

	2022	2021
(DKK million)
Receivables related to collaboration agreements	5,266	2,979
Interest receivables	82	37
Other receivables	176	160
Receivables for securities matured	290	-
Prepayments	144	218
Total at December 31	5,958	3,394

Non-current receivables	48	27
Current receivables	5,910	3,367

Total at December 31	5,958	3,394

During 2022 and 2021, there were no losses related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high-quality nature (top tier life science companies) of Genmab’s customers are not likely to result in future default risk.

The receivables are mainly comprised of royalties, milestones and amounts due under collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.

Refer to Note 4.2 for additional information about interest receivables and related credit risk.

ACCOUNTING POLICIES

Receivables are designated as financial assets measured at amortized cost and are initially measured at fair value or transaction price and subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit losses.

Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due.

Prepayments include expenditures related to a future financial period. Prepayments are measured at nominal value.

3.6 – Deferred Revenue

Genmab has recognized the following liabilities related to the AbbVie collaboration agreement.

(DKK million)	2022	2021

Deferred revenue at January 1	513	513
Payment received	-	-
Revenue recognized during the year	-	-

Total at December 31	513	513

Non-current deferred revenue	480	487
Current deferred revenue	33	26

Total at December 31	513	513

Deferred revenue was recognized in connection with the AbbVie collaboration agreement. An upfront payment of USD 750 million (DKK 4,911 million) was received in July 2020 of which DKK 4,398 million was recognized as license revenue during 2020.

The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to four product concepts to be identified and controlled under a research agreement to be negotiated between Genmab and AbbVie. One of the product concepts will comprise of or contain Genmab antibodies conjugated with AbbVie’s payload linker technology and the other three product concepts will comprise of or contain CD3 DuoBody bispecific antibodies and AbbVie proprietary antibodies.

During the first quarter of 2022, Genmab and AbbVie entered into the aforementioned research agreement that governs the research and development activities in regard to the product concepts.

As of December 31, 2022, two of the four product concepts have been selected for research and development. As part of the continued evaluation of deferred revenue related to the AbbVie collaboration agreement, Genmab’s classification of deferred revenue reflects the current estimate of co-development activities related to these product concepts as of December 31, 2022. None of the deferred revenue was recognized as reimbursement revenue in 2022, 2021 or 2020.

Refer to Note 2.1 for additional information related to the AbbVie collaboration.

3.7 – Other Payables

(DKK million)	2022	2021

Liabilities related to collaboration agreements	70	53
Staff cost liabilities	481	296
Other liabilities	919	781
Provisions	12	13
Accounts payable	245	350

Total at December 31	1,727	1,493

Non-current other payables	11	13
Current other payables	1,716	1,480

Total at December 31	1,727	1,493

ACCOUNTING POLICIES

Other payables, excluding provisions, are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.

The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year.

Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.

ACCOUNTS PAYABLE

Accounts payable are measured in the balance sheet at amortized cost.

OTHER LIABILITIES

Other liabilities primarily include accrued expenses related to our research and development project costs.

Refer to Note 2.3 for accounting policies related to staff costs.